Other current and non-current assets - Additional Information (Detail) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Other Current And Non-Current Asset [Abstract]
Prepaid maintenance expenses	€ 1.1	€ 1.2
Prepaid expenses for clinical research organizations insurance and other services	7.1	7.2
Prepaid expenses of licenses and software	3.2	3.6
Pre-paid income tax	€ 10.5	€ 5.9